EXPLORATION AND EVALUATION PROPERTY	12 Months Ended
Mar. 31, 2022
Disclosure Of Exploration And Evaluation Property [Abstract]
EXPLORATION AND EVALUATION PROPERTY [Text Block]

8. EXPLORATION AND EVALUATION PROPERTY

The 100%-owned Albany Graphite Deposit (the "Albany Property") is located in Northern Ontario, Canada. During the year ended March 31, 2013, the Company reached an agreement with the optionor pursuant to the following terms and conditions:

a) The Company will issue to the optionor a total of 1,250,000 shares. Total shares remaining to be issued are 750,000 common shares valued at $472,500 based on their fair market value on the date of the agreement;

b) The Company granted the optionor a net smelter return royalty of 0.75% on the 4F claim block, of which 0.5% can be purchased at any time for $500,000; and

c) The agreement provides a clawback right that allows the optionor to reduce the Company's interest in the other claims to 30% subsequent to the exercise of the second option by giving notice within 30 days that the optionor intends to commence sole funding up to completion of a feasibility study within 48 months and within 30 days deliver a payment of $27,500,000.

	Opening			Ending
	Balance	Expenditures	Impairment	Balance
Albany Property	$	$	$	$

For the year ended March 31, 2021	25,065,071	1,094,658	-	26,159,729

For the year ended March 31, 2022	26,159,729	512,206	(26,671,935)	-

Government assistance received and netted against the expenditures during the year ended March 31, 2022 totaled $72,349 (2021: $132,732).

As a result of the Company's change in business during the year, the Company conducted an impairment test and determined the recoverable amount of the exploration and evaluation property to be negligible. Accordingly, the Company recognised an impairment charge on the exploration and evaluation property to reduce the carrying value to $nil. The exploration and evaluation expenditures incurred during the year were recognised as an expense in the consolidated statements of loss and comprehensive loss as it was determined that the exploration and evaluation property was impaired and these expenditures had no future benefit.

Operating results and cash flow of the Company's exploration and evaluation property for the period up to the date of impairment were classified as discontinued operations in the consolidated statements of loss and comprehensive loss and in the consolidated statements of cash flows, respectively.

Net loss and comprehensive loss from discontinued operations:

	For the year	For the year
	ended	ended
	March 31,	March 31,
	2022	2021
	$	$

Expenses
Impairment of exploration and evaluation assets	26,671,935	-
Loss from discontinued operations	26,671,935	-

Net cash flows from discontinued operations:

	For the year	For the year
	ended	ended
	March 31,	March 31,
	2022	2021
	$	$

Operating cash flows used in discontinued operations	-	-

Investing cash flows used in discontinued operations	(316,698)	(1,111,693)

Financing cash flows used in discontinued operations	-	-